Equipment and Leasehold Improvements, Net - Components of Equipment and Leasehold Improvements, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 1,247,530	$ 1,275,540
Less accumulated depreciation	(891,845)	(943,812)
Equipment and leasehold improvements, net	355,685	331,728
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	978,040	1,016,973
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	213,166	206,195
Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 56,324	$ 52,372